SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
Intec Pharma Ltd. [Member]
SHARE CAPITAL

NOTE 7 - SHARE CAPITAL:

a.	Rights of the Company’s ordinary shares

Each ordinary share is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available, when and if declared by the Board of Directors. Since its inception, the Company has not declared any dividends.

b.	Changes in share capital:

1)	On March 1, 2019, the Company entered into a Sales Agreement with Cowen and Company, LLC (“Cowen”) which provides that, upon the terms and subject to the conditions and limitations in the Sales Agreement, the Company may elect from time to time, to offer and sell ordinary shares through an “at-the-market” equity offering program through Cowen acting as sales agent.

The issuance and sale of ordinary shares by the Company under the offering program was made pursuant to the Company’s effective “shelf” registration statement on Form S-3 filed with the SEC on March 1, 2019 and declared effective on March 28, 2019, as amended by a prospectus supplement filed on March 13, 2020. On May 4, 2020, the Company terminated the prospectus supplement, but the sales agreement remains in full force and effect.

During September and December 2019, the Company sold 97,226 ordinary shares under the Sales Agreement at an average price of $22.6 per share for aggregate net proceeds of approximately $2.1 million, net of issuance expenses of approximately $112 thousand.

During January 2020, the Company sold 41,569 ordinary shares under the Sales Agreement at an average price of $10.50 per share for aggregate net proceeds of approximately $421 thousand, net of issuance expenses of approximately $15 thousand.

2)	On December 2, 2019, the Company entered into an ordinary shares purchase agreement (the “Purchase Agreement”) with Aspire Capital Fund, LLC (Aspire Capital) which provides that, upon the terms and subject to the conditions and limitations in the Purchase agreement, Aspire Capital is committed to purchase up to an aggregate of $10.0 million of the Company’s ordinary shares over the 30-month term of the Purchase Agreement. The Company will control the timing and amount of sales of the Company’s ordinary shares to Aspire Capital. In consideration for entering into the Purchase Agreement, the Company issued to Aspire Capital 30,626 ordinary shares.

3)	On February 3, 2020, the Company completed an underwritten public offering, pursuant to which the Company issued 764,000 ordinary shares, pre-funded warrants to purchase 48,500 ordinary shares and warrants to purchase 812,500 ordinary shares. Each pre-funded warrant was exercisable at an exercise price of $0.002 per share. All the pre-funded warrants were exercised following the closing of the offering. Each ordinary share and warrant or pre-funded warrant and warrant was sold together at a combined price of $8.00. Each warrant shall is exercisable at an exercise price of $8.00 per share and has a term of five years from the date of issuance. The Company concluded that the warrants are classified as equity, since they meet all criteria for equity classification. The total net proceeds were approximately $5.7 million, after deducting underwriting discounts, commissions and other offering expenses in the amount of $800 thousand. In June and July 2020, warrants to purchase 44,625 ordinary shares were exercised for consideration of $357 thousand. As of December 31, 2020, warrants to purchase 767,875 ordinary shares remained outstanding. In February 2021, warrants to purchase 20,000 ordinary shares were exercised for consideration of $160 thousand.

NOTE 7 - SHARE CAPITAL (continued):

4)	On May 6, 2020, the Company completed a registered direct offering, pursuant to which the Company sold and issued to certain institutional investors 814,598 ordinary shares at a purchase price per share of $6.138. In addition, in a concurrent private placement, the Company also sold and issued to the purchasers in the offering unregistered warrants to purchase 407,299 ordinary shares. Each warrant is exercisable at an exercise price of $4.90 per share and has a term of five and one-half years from the date of issuance. The Company concluded that the warrants are classified as equity, since they meet all criteria for equity classification. The total net proceeds were approximately $4.5 million, after deducting placement agent and other offering expenses in the amount of approximately $500 thousand. In July 2020, warrants to purchase 84,073 ordinary shares were exercised for consideration of approximately $412 thousand. As of December 31, 2020, warrants to purchase 323,226 ordinary shares remained outstanding. In February 2021, warrants to purchase 162,500 ordinary shares were exercised for consideration of $796 thousand.

5)	On July 15, 2020, the Company increased its authorized share capital from 5,000,000 ordinary shares to 17,500,000 ordinary shares.

6)	On August 10, 2020, the Company completed a registered direct offering, pursuant to which the Company sold and issued to Aspire Capital Fund LLC (Aspire Capital), 356,250 ordinary shares at a purchase price per share of $7.022. In addition, the Company also sold and issued to Aspire Capital pre-funded warrants to purchase 356,250 ordinary shares at a purchase price per share of $6.822. Each pre-funded warrant was exercisable at an exercise price of $0.20 per share. The pre-funded warrants were exercisable immediately and may be exercised at any time until all of the pre-funded warrants are exercised in full. The Company concluded that the pre-funded warrants are classified as equity, since they meet all criteria for equity classification. The total net proceeds were approximately $4.6 million, after deducting commitment fee and other offering expenses in the amount of approximately $330 thousand. In December 2020, the pre-funded warrants were exercised in full for consideration of approximately $71 thousand. The total net proceeds were approximately $4.7 million, after deducting offering expenses.

c.	Share-based compensation:

1)	In September 2005, the Company’s board of directors approved a share option plan for grants to directors, employees and consultants (the “2005 Plan”). The 2005 plan expired in September 2015.

In January 2016, the Company’s board of directors approved a new option plan (the”2015 Plan”). Originally, the maximum number of ordinary shares reserved for issuance under the 2015 Plan was 35,000 ordinary shares for grants to directors, employees and consultants. In July 2016, an increase of 35,000 ordinary shares was approved by the board of directors.

In December 2017, June 2018 and December 2019, an increase of 105,000, 50,000 and 50,000 ordinary shares, respectively, was approved by the Company’s shareholders at a general meeting of shareholders. In July 2020, the Company’s shareholders approved a further increase of 175,000 ordinary shares.

As of December 31, 2020, 181,027 shares remain available for grant under the Plan.

The 2015 Plan is designed to enable the Company to grant options to purchase ordinary shares under various and different tax regimes including, without limitation: pursuant and subject to Section 102 of the Israeli Tax Ordinance and pursuant and subject to Section 3(i) of the Israeli Tax Ordinance.

NOTE 7 - SHARE CAPITAL (continued):

The awards may be exercised after vesting and in accordance with vesting schedules which will be determined by the Company’s board of directors for each grant. The maximum term of the awards is 10 years. The fair value of each option granted under the 2015 Plan is estimated using the Black-Scholes option pricing method. Expected volatility is based on the Company’s historical volatility. The risk-free interest rate was determined on the basis of the yield rates to maturity of unlinked government bonds bearing a fixed interest rate, whose maturity dates correspond to the expected exercise dates of the options.

The Company’s management uses the contractual term or its expectations, as applicable, of each option as its expected life. The expected term of the options granted represents the period that granted options are expected to remain outstanding.

2)	On August 22, 2019, the Company reduced the exercise price of 63,183 options previously granted to employees (excluding executive officers and directors) to $8.94 (determined based on the closing price of the Company’s ordinary shares on Nasdaq on August 21, 2019). The total incremental fair value of these options amounted to $253 thousand and was determined based on the Black-Scholes pricing options model using the following assumptions: risk free interest rate of 1.5%, expected volatility of 99% - 122%, expected term of 2.6-4.4 years and dividend yield of 0%. The incremental fair value of the fully vested options as of August 22, 2019 in the amount of $62 thousand was recognized immediately. The remaining incremental fair value will be recognized over the remaining vesting period and until January 2022.

3)	During the years ended December 31, 2020 and December 31, 2019, the Company granted options to employees and directors as follows:

	Year ended December 31, 2020
	Number of options granted	Exercise price	Vesting period	Expiration
Employees	85,000	$6.15-$8.57	1.29-3 years	7 years
Directors	10,000	$6.15	3 years	7 years

	Year ended December 31, 2019
	Number of options granted	Exercise price range	Vesting period	Expiration
Employees	73,250	$8.94-$152.8	3 years	7 years
Directors	7,000	$12.4-$97.2	3 years	7 years

The weighted average fair value of options granted during the years was generally estimated by using the Black-Scholes option-pricing model as follows:

	Year ended December 31
	2020	2019

Weighted average fair value	$4.38	$55.28

NOTE 7 - SHARE CAPITAL (continued):

The underlying data used for computing the fair value of the options are as follows:

	Year ended December 31
	2020	2019
Value of ordinary share	$5.60-$6.20	$10.2-$149.2
Dividend yield	0%	0%
Expected volatility	102.58%-110.4%	53.32%-100.04%
Risk-free interest rate	0.28%-1.42%	1.65%-2.57%
Expected term	5 years	5 years

The following table summarizes the number of options outstanding with exercise price in NIS, which were granted under the 2005 Plan, for the years ended December 31, 2020 and December 31, 2019, and related information:

	Employees and directors		Consultants
	Number of options	NIS (1)	Number of options	NIS (1)

Outstanding at January 1, 2019	14,773	550.4	402	10.0
Exercised	(1)	10.0	(127)	10.0
Forfeited	(4,295)	465.0	-	-
Expired	(6,343)	437.8	(275)	10.0
Outstanding at December 31, 2019	4,134	812.0	-	-
Forfeited	-	-	-	-
Expired	(4,134)	812.0	-	-
Outstanding at December 31, 2020	-	-	-	-

The following table summarizes the number of options outstanding with exercise price in USD, which were granted under the 2015 Plan, for the years ended December 31, 2020 and December 31, 2019, and related information:

	Employees and directors
	Number of options	USD(2)

Outstanding at January 1, 2019	156,909	117.0
Granted	80,250	69.0
Exercised	(4,982)	56.6
Forfeited	(22,537)	80.0
Expired	(13,495)	140.0
Outstanding at December 31, 2019	196,145	82.6
Granted	95,000	7.09
Forfeited	(18,249)	39.47
Expired	(9,816)	41.18
Outstanding at December 31, 2020	263,080	59.87

(1)	Weighted average price in NIS per share.
(2)	Weighted average price in USD per share.

NOTE 7 - SHARE CAPITAL (continued):

The following table summarizes information concerning outstanding and exercisable options with exercise prices in USD as of December 31, 2020:

December 31, 2020
Options outstanding			Options exercisable
Exercise price per share (USD)	Number of options outstanding at the end of year	Weighted average remaining contractual life	Number of options exercisable at the end of year	Weighted average remaining contractual life

6.15-6.67	60,750	6.64	-	-
8.58-8.94	60,416	4.93	28,810	3.91
11.1-18.0	21,000	5.71	8,668	5.71
70.52	11,224	5.37	11,224	5.37
82.8-89.3	20,440	5.05	14,692	4.95
97.2	4,000	5.49	1,996	5.49
103.8-109.2	21,750	4.85	21,188	4.87
120.0-122.0	11,542	0.60	11,542	0.60
134.0	19,000	6.95	19,000	6.95
152.6-152.8	22,958	4.42	14,207	3.98
171.2	10,000	6.91	10,000	6.91
	263,080		141,327

As of December 31, 2020, the total outstanding and exercisable options have no intrinsic value.

The following table illustrates the effect of share-based compensation on the statements of operations:

	Year ended December 31
	2020	2019
	U.S. dollars in thousands
Research and development expenses, net	$289	$1,634
General and administrative expenses	859	1,587
	$1,148	$3,221